INCOME TAXES (Narrative) (Details) $ in Millions	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Income Tax Disclosure [Line Items]
Valuation allowance		$ 4,919,214	$ 5,573,835
Non-capital losses		4,409,825	3,834,262
Allowable capital losses		$ 140,224	$ 138,421
Canadian [Member]
Income Tax Disclosure [Line Items]
Non-capital losses	$ 16.3
Allowable capital losses	$ 1.0